Investment in Joint Venture - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Joint Venture Interest Rate Derivative [Member]	Mar. 31, 2012 Teekay Tankers and Wah Kwong Joint Venture [Member]	Dec. 31, 2013 Teekay Tankers and Wah Kwong Joint Venture [Member]	Dec. 31, 2012 Teekay Tankers and Wah Kwong Joint Venture [Member]	Jun. 30, 2013 Teekay Tankers and Wah Kwong Joint Venture [Member] Joint Venture Interest Rate Derivative [Member]	Dec. 31, 2013 Teekay Tankers and Wah Kwong Joint Venture [Member] Joint Venture Interest Rate Derivative [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of ownership in joint venture arrangement	50.00%					50.00%
Company's share of joint venture's income	$ 854,000	$ (1,000)	$ 0			$ 854,000
Secured term loan maximum amount to be drawn					68,600,000
Quarterly installments loan						32 quarterly
Secured term loan repayments					1,400,000	1,400,000
Balloon payment amount						22,600,000
Loan outstanding balance						64,700,000
Interest rate swap agreement notional amount								68,600,000
Decline in interest rate swap agreement notional amount								1,400,000
Percentage Exposure to loan guarantee	50.00%
Percentage of interest rate swap agreement				1.47%
Floating interest basis description									3-month LIBOR
Investment in joint venture	8,366,000	3,457,000
Amount advanced to joint venture	$ 9,830,000	$ 9,830,000				$ 9,830,000